Cover	Jul. 22, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2021
Entity File Number	001-32501
Entity Registrant Name	REED’S, INC.
Entity Central Index Key	0001140215
Entity Tax Identification Number	35-2177773
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Merritt 7 Corporate Park
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	(310)
Local Phone Number	217-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value per share
Trading Symbol	REED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	201 Merritt 7 Corporate Park
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851